Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of the deferred tax assets
Operating loss carryforwards	$ 61,717	$ 75,817
Tax credit carryforwards	8,455	9,163
Other	4,935	4,844
Deferred Tax Assets, Gross	75,107	89,824
Valuation allowance	(75,107)	(89,824)
Deferred Tax Assets, Net